Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks		$ 158,231.0		$ 107,068.0
Loans and advances to banks		15,444.0		12,447.0
Receivables from securities financing transactions		74,210.0		84,245.0
Cash collateral receivables on derivative instruments		32,737.0		23,289.0
Loans and advances to customers		379,528.0		326,786.0
Other financial assets measured at amortized cost		27,194.0		22,980.0
Total financial assets measured at amortized cost		687,345.0		576,815.0
Financial assets at fair value held for trading		125,397.0		127,514.0
of which: assets pledged as collateral that may be sold or repledged by counterparties		47,098.0		41,285.0
Derivative financial instruments	[1]	159,617.0		121,841.0
Brokerage receivables		24,659.0		18,007.0
Financial assets at fair value not held for trading	[2]	80,364.0		83,944.0
Total financial assets measured at fair value through profit or loss		390,037.0		351,307.0
Financial assets measured at fair value through other comprehensive income	[3]	8,258.0		6,345.0
Investments in subsidiaries and associates		1,557.0		1,051.0		$ 1,099.0
Property, equipment and software		13,109.0		12,804.0		12,702.0
Goodwill and intangible assets		6,480.0		6,469.0
Deferred tax assets		9,212.0	[4]	9,548.0	[4],[5]	10,116.0		$ 10,195.0
Other non-financial assets		9,768.0		7,856.0
Total assets		1,125,765.0		972,194.0	[6]	958,500.0	[6]	938,799.0
Liabilities
Amounts due to banks		11,050.0		6,570.0
Payables from securities financing transactions		6,321.0		7,778.0
Cash collateral payables on derivative instruments		37,312.0		31,415.0
Customer deposits		524,605.0		448,284.0
Debt issued measured at amortized cost	[7]	139,232.0		110,497.0
Other financial liabilities measured at amortized cost		9,729.0		9,712.0
Total financial liabilities measured at amortized cost		728,250.0		614,256.0
Financial liabilities at fair value held for trading	[8],[9],[10]	33,595.0		30,591.0
Derivative financial instruments	[1],[8],[10],[11]	161,102.0		120,880.0
Brokerage payables designated at fair value		38,742.0		37,233.0
Debt issued designated at fair value		61,243.0		66,809.0
Other financial liabilities designated at fair value		30,387.0		35,940.0
Total financial liabilities measured at fair value through profit or loss		325,069.0		291,452.0
Provisions		2,828.0		2,974.0
Other non-financial liabilities		9,854.0		8,837.0		9,065.0		9,486.0
Total liabilities		1,066,000.0		917,519.0		905,429.0		886,894.0
Equity
Equity attributable to shareholders		59,445.0		54,501.0		52,896.0		51,847.0
Equity attributable to non-controlling interests		319.0		174.0
Total equity		59,765.0		54,675.0	[12]	53,060.0
Total equity before the adoption of IFRIC 23						53,071.0		51,906.0	$ 51,906.0
Total liabilities and equity		1,125,765.0		972,194.0		958,500.0		938,799.0
UBS AG (consolidated)
Assets
Cash and balances at central banks		158,231.0		107,068.0
Loans and advances to banks		15,344.0		12,379.0
Receivables from securities financing transactions		74,210.0		84,245.0
Cash collateral receivables on derivative instruments		32,737.0		23,289.0
Loans and advances to customers		380,977.0		327,992.0
Other financial assets measured at amortized cost		27,219.0		23,012.0
Total financial assets measured at amortized cost		688,717.0		577,985.0
Financial assets at fair value held for trading		125,492.0		127,695.0
of which: assets pledged as collateral that may be sold or repledged by counterparties		47,098.0		41,285.0
Derivative financial instruments	[13]	159,618.0		121,843.0
Brokerage receivables		24,659.0		18,007.0
Financial assets at fair value not held for trading	[2]	80,038.0		83,636.0
Total financial assets measured at fair value through profit or loss		389,808.0		351,181.0
Financial assets measured at fair value through other comprehensive income	[3]	8,258.0		6,345.0
Investments in subsidiaries and associates		1,557.0		1,051.0		1,099.0
Property, equipment and software		11,958.0		11,826.0		11,742.0
Goodwill and intangible assets		6,480.0		6,469.0
Deferred tax assets		9,174.0	[4]	9,524.0	[4],[14]	10,077.0		10,132.0
Other non-financial assets		9,374.0		7,547.0
Total assets		1,125,327.0		971,927.0	[6]	958,066.0	[6]	939,539.0
Liabilities
Amounts due to banks		11,050.0		6,570.0
Payables from securities financing transactions		6,321.0		7,778.0
Cash collateral payables on derivative instruments		37,313.0		31,416.0
Customer deposits		527,929.0		450,591.0
Funding from UBS Group AG and its subsidiaries	[15],[16]	53,979.0		47,866.0
Debt issued measured at amortized cost	[7]	85,351.0		62,835.0
Other financial liabilities measured at amortized cost		10,421.0		10,373.0
Total financial liabilities measured at amortized cost		732,364.0		617,429.0
Financial liabilities at fair value held for trading	[8],[9],[10]	33,595.0		30,591.0
Derivative financial instruments	[8],[10],[11],[13]	161,102.0		120,880.0
Brokerage payables designated at fair value		38,742.0		37,233.0
Debt issued designated at fair value		59,868.0		66,592.0
Other financial liabilities designated at fair value		31,773.0		36,157.0
Total financial liabilities measured at fair value through profit or loss		325,080.0		291,452.0
Provisions		2,791.0		2,938.0
Other non-financial liabilities		7,018.0		6,211.0	[14]	6,318.0		6,542.0
Total liabilities		1,067,254.0		918,031.0		905,667.0		888,143.0
Equity
Equity attributable to shareholders		57,754.0		53,722.0		52,224.0		51,338.0
Equity attributable to non-controlling interests		319.0		174.0
Total equity		58,073.0		53,896.0		52,389.0
Total equity before the adoption of IFRIC 23						52,400.0		51,397.0	$ 51,397.0
Total liabilities and equity		1,125,327.0		971,927.0		$ 958,066.0		$ 939,539.0
UBS AG (consolidated) | Elimination entries
Assets
Loans and advances to banks		(50,678.0)		(45,931.0)
Receivables from securities financing transactions		(29,735.0)		(27,771.0)
Cash collateral receivables on derivative instruments		(11,671.0)		(9,038.0)
Loans and advances to customers		(20,767.0)		(17,612.0)
Other financial assets measured at amortized cost		(2,644.0)		(2,327.0)
Total financial assets measured at amortized cost		(115,495.0)		(102,679.0)
Financial assets at fair value held for trading		(1,634.0)		(1,479.0)
of which: assets pledged as collateral that may be sold or repledged by counterparties		(13,617.0)		(22,701.0)
Derivative financial instruments		(45,041.0)		(30,899.0)
Brokerage receivables		(2.0)		(1.0)
Financial assets at fair value not held for trading		(15,672.0)		(14,498.0)
Total financial assets measured at fair value through profit or loss		(62,350.0)		(46,877.0)
Investments in subsidiaries and associates		(52,526.0)		(51,156.0)
Property, equipment and software		(350.0)		(385.0)
Goodwill and intangible assets		28.0		35.0
Deferred tax assets		(1.0)
Other non-financial assets		(183.0)		(140.0)
Total assets		(230,878.0)		(201,202.0)
Liabilities
Amounts due to banks		(107,527.0)		(113,181.0)
Payables from securities financing transactions		(29,899.0)		(27,696.0)
Cash collateral payables on derivative instruments		(11,618.0)		(9,027.0)
Customer deposits		23,745.0		38,861.0
Debt issued measured at amortized cost		3.0		(70.0)
Other financial liabilities measured at amortized cost		(3,175.0)		(2,844.0)
Total financial liabilities measured at amortized cost		(128,470.0)		(113,956.0)
Financial liabilities at fair value held for trading		(1,529.0)		(1,317.0)
Derivative financial instruments		(45,043.0)		(30,852.0)
Brokerage payables designated at fair value		(7.0)		(3.0)
Debt issued designated at fair value		(54.0)		(38.0)
Other financial liabilities designated at fair value		(2,927.0)		(3,445.0)
Total financial liabilities measured at fair value through profit or loss		(49,559.0)		(35,655.0)
Other non-financial liabilities		(49.0)		21.0	[14]
Total liabilities		(178,078.0)		(149,591.0)
Equity
Equity attributable to shareholders		(52,800.0)		(51,611.0)
Total equity		(52,800.0)		(51,611.0)
Total liabilities and equity		(230,878.0)		(201,202.0)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		34,426.0	[17]	36,386.0	[18],[19]
Loans and advances to banks		40,171.0	[17]	32,888.0	[18],[19]
Receivables from securities financing transactions		56,568.0	[17]	56,946.0	[18],[19]
Cash collateral receivables on derivative instruments		32,771.0	[17]	22,830.0	[18],[19]
Loans and advances to customers		99,952.0	[17]	88,386.0	[18],[19]
Other financial assets measured at amortized cost		8,411.0	[17]	5,723.0	[18],[19]
Total financial assets measured at amortized cost		272,299.0	[17]	243,159.0	[18],[19]
Financial assets at fair value held for trading		110,812.0	[17]	113,802.0	[18],[19]
of which: assets pledged as collateral that may be sold or repledged by counterparties		54,468.0	[17]	58,599.0	[18],[19]
Derivative financial instruments		154,313.0	[17]	118,708.0	[18],[19]
Brokerage receivables		16,898.0	[17]	11,453.0	[18],[19]
Financial assets at fair value not held for trading		46,198.0	[17]	49,525.0	[18],[19]
Total financial assets measured at fair value through profit or loss		328,221.0	[17]	293,488.0	[18],[19]
Financial assets measured at fair value through other comprehensive income		187.0	[17]	176.0	[18],[19]
Investments in subsidiaries and associates		53,606.0	[17]	52,140.0	[18],[19]
Property, equipment and software		6,999.0	[17]	7,318.0	[18],[19]
Goodwill and intangible assets		217.0	[17]	222.0	[18],[19]
Deferred tax assets		840.0	[17]	618.0	[14],[18],[19]
Other non-financial assets		6,641.0	[17]	5,060.0	[18],[19]
Total assets		669,010.0	[17]	602,181.0	[18],[19]
Liabilities
Amounts due to banks		41,414.0	[17]	55,738.0	[18],[19]
Payables from securities financing transactions		17,247.0	[17]	21,326.0	[18],[19]
Cash collateral payables on derivative instruments		35,875.0	[17]	30,571.0	[18],[19]
Customer deposits		98,441.0	[17]	85,954.0	[18],[19]
Funding from UBS Group AG and its subsidiaries	[15]	53,979.0	[17]	47,866.0	[18],[19]
Debt issued measured at amortized cost		75,658.0	[17]	54,317.0	[18],[19]
Other financial liabilities measured at amortized cost		5,285.0	[17]	5,347.0	[18],[19]
Total financial liabilities measured at amortized cost		327,898.0	[17]	301,119.0	[18],[19]
Financial liabilities at fair value held for trading		28,800.0	[17]	25,292.0	[18],[19]
Derivative financial instruments		156,192.0	[17]	117,597.0	[18],[19]
Brokerage payables designated at fair value		25,045.0	[17]	25,358.0	[19]
Debt issued designated at fair value		58,986.0	[17]	65,677.0	[18],[19]
Other financial liabilities designated at fair value		11,255.0	[17]	8,571.0	[18],[19]
Total financial liabilities measured at fair value through profit or loss		280,279.0	[17]	242,495.0	[18],[19]
Provisions		1,293.0	[17]	1,101.0	[18],[19]
Other non-financial liabilities		2,173.0	[17]	1,657.0	[14],[18],[19]
Total liabilities		611,643.0	[17]	546,372.0	[18],[19]
Equity
Equity attributable to shareholders		57,367.0	[17]	55,808.0	[18],[19]
Total equity		57,367.0	[17]	55,808.0	[18],[19]
Total liabilities and equity		669,010.0	[17]	602,181.0	[18],[19]
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		91,638.0	[17]	60,926.0	[18]
Loans and advances to banks		6,385.0	[17]	7,992.0	[18]
Receivables from securities financing transactions		4,026.0	[17]	12,536.0	[18]
Cash collateral receivables on derivative instruments		1,543.0	[17]	990.0	[18]
Loans and advances to customers		228,279.0	[17]	193,543.0	[18]
Other financial assets measured at amortized cost		8,084.0	[17]	8,168.0	[18]
Total financial assets measured at amortized cost		339,956.0	[17]	284,154.0	[18]
Financial assets at fair value held for trading		55.0	[17]	53.0	[18]
of which: assets pledged as collateral that may be sold or repledged by counterparties		1.0	[17]	0.0	[18]
Derivative financial instruments		6,342.0	[17]	4,251.0	[18]
Financial assets at fair value not held for trading		13,068.0	[17]	6,701.0	[18]
Total financial assets measured at fair value through profit or loss		19,464.0	[17]	11,004.0	[18]
Investments in subsidiaries and associates		38.0	[17]	28.0	[18]
Property, equipment and software		1,335.0	[17]	1,144.0	[18]
Deferred tax assets		1.0	[17]	0.0	[14],[18]
Other non-financial assets		2,063.0	[17]	1,770.0	[18]
Total assets		362,857.0	[17]	298,101.0	[18]
Liabilities
Amounts due to banks		34,096.0	[17]	28,240.0	[18]
Payables from securities financing transactions		566.0	[17]	565.0	[18]
Cash collateral payables on derivative instruments		561.0	[17]	98.0	[18]
Customer deposits		293,371.0	[17]	239,226.0	[18]
Debt issued measured at amortized cost		9,687.0	[17]	8,583.0	[18]
Other financial liabilities measured at amortized cost		2,567.0	[17]	2,666.0	[18]
Total financial liabilities measured at amortized cost		340,848.0	[17]	279,379.0	[18]
Financial liabilities at fair value held for trading		335.0	[17]	383.0	[18]
Derivative financial instruments		5,593.0	[17]	4,046.0	[18]
Total financial liabilities measured at fair value through profit or loss		5,927.0	[17]	4,429.0	[18]
Provisions		301.0	[17]	196.0	[18]
Other non-financial liabilities		987.0	[17]	931.0	[14],[18]
Total liabilities		348,063.0	[17]	284,936.0	[18]
Equity
Equity attributable to shareholders		14,794.0	[17]	13,165.0	[18]
Total equity		14,794.0	[17]	13,165.0	[18]
Total liabilities and equity		362,857.0	[17]	298,101.0	[18]
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks		32,167.0	[20]	9,756.0	[21]
Loans and advances to banks		19,465.0	[20]	17,430.0	[21]
Receivables from securities financing transactions		43,350.0	[20]	42,534.0	[21]
Cash collateral receivables on derivative instruments		10,093.0	[20]	8,508.0	[21]
Loans and advances to customers		73,513.0	[20]	63,676.0	[21]
Other financial assets measured at amortized cost		13,368.0	[20]	11,448.0	[21]
Total financial assets measured at amortized cost		191,957.0	[20]	153,351.0	[21]
Financial assets at fair value held for trading		16,260.0	[20]	15,320.0	[21]
of which: assets pledged as collateral that may be sold or repledged by counterparties		6,247.0	[20]	5,386.0	[21]
Derivative financial instruments		44,005.0	[20]	29,782.0	[21]
Brokerage receivables		7,763.0	[20]	6,556.0	[21]
Financial assets at fair value not held for trading		36,444.0	[20]	41,908.0	[21]
Total financial assets measured at fair value through profit or loss		104,473.0	[20]	93,565.0	[21]
Financial assets measured at fair value through other comprehensive income		8,072.0	[20]	6,169.0	[21]
Investments in subsidiaries and associates		439.0	[20]	39.0	[21]
Property, equipment and software		3,975.0	[20]	3,749.0	[21]
Goodwill and intangible assets		6,234.0	[20]	6,212.0	[21]
Deferred tax assets		8,334.0	[20]	8,906.0	[14],[21]
Other non-financial assets		854.0	[20]	857.0	[21]
Total assets		324,337.0	[20]	272,848.0	[21]
Liabilities
Amounts due to banks		43,066.0	[20]	35,773.0	[21]
Payables from securities financing transactions		18,407.0	[20]	13,583.0	[21]
Cash collateral payables on derivative instruments		12,495.0	[20]	9,773.0	[21]
Customer deposits		112,372.0	[20]	86,550.0	[21]
Debt issued measured at amortized cost		3.0	[20]	5.0	[21]
Other financial liabilities measured at amortized cost		5,745.0	[20]	5,204.0	[21]
Total financial liabilities measured at amortized cost		192,088.0	[20]	150,888.0	[21]
Financial liabilities at fair value held for trading		5,989.0	[20]	6,233.0	[21]
Derivative financial instruments		44,359.0	[20]	30,089.0	[21]
Brokerage payables designated at fair value		13,704.0	[20]	11,877.0
Debt issued designated at fair value		935.0	[20]	952.0	[21]
Other financial liabilities designated at fair value		23,445.0	[20]	31,031.0	[21]
Total financial liabilities measured at fair value through profit or loss		88,433.0	[20]	80,184.0	[21]
Provisions		1,197.0	[20]	1,641.0	[21]
Other non-financial liabilities		3,907.0	[20]	3,602.0	[14],[21]
Total liabilities		285,625.0	[20]	236,314.0	[21]
Equity
Equity attributable to shareholders		38,393.0	[20]	36,359.0	[21]
Equity attributable to non-controlling interests		319.0	[20]	174.0	[21]
Total equity		38,712.0	[20]	36,534.0	[21]
Total liabilities and equity		$ 324,337.0	[20]	$ 272,848.0	[21]

[1]
Derivative financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.

[2]	Refer to Note 24c for more information on product type and fair value hierarchy categorization.
[3]	Refer to Note 21c for more information about product type and fair value hierarchy categorization. Refer also to Note 9 and Note 20 for more information about expected credit loss measurement.
[4]	Less deferred tax liabilities as applicable.
[5]	Comparative-period information has been restated. Refer to Note 1b for more information
[6]	Information has been restated where applicable. Refer to Note 1b for more information.
[7]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[8]	Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out.
[9]
Contractual maturities of financial liabilities at fair value held for trading are: USD 32.6 billion due within 1 month (2019: USD 30 billion), USD 1.0 billion due between 1 month and 1 year (2019: USD 0.6 billion) and USD 0 billion due between 1 and 5 years (2019: USD 0 billion). 5 Includes USD 32 million (2019: 0 million) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month”. The full contractual committed amount of USD 31.3 billion (2019: USD 26.6 billion) is presented in Note 10 under notional amounts.

[10]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[11]
Includes USD 32 million (2019: 0 million) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month”. The full contractual committed amount of USD 31.3 billion (2019: USD 26.6 billion) is presented in Note 10 under notional amounts.

[12]	Refer to the “Accounting and financial reporting” and “Consolidated financial statements” sections of this report for information on the restatement of comparative information, where applicable
[13]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[14]	Comparative-period information has been restated. Refer to Note 1b for more information.
[15]	Represents funding from UBS Group AG to UBS AG.
[16]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 19b for more information.
[17]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP

[18]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Investments in subsidiaries and associates as of 31 December 2019 of USD 929 million and an increase in Equity attributable to shareholders as of 31 December 2019 of USD 914 million

[19]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Investments in subsidiaries and associates as of 31 December 2019 of USD 929 million and an increase in Equity attributable to shareholders as of 31 December 2019 of USD 914 million.

[20]
The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.

[21]
The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries. 4 Comparative-period information has been restated. Refer to Note 1b for more information.